Document and Entity Information Document	Sep. 07, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 07, 2026
Entity Registrant Name	ZIONS BANCORPORATION, NATIONAL ASSOCIATION
Entity Incorporation, State or Country Code	X1
Entity File Number	001-12307
Entity Tax Identification Number	87-0189025
Entity Address, Address Line One	One South Main,
Entity Address, City or Town	Salt Lake City,
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84133-1109
City Area Code	(801)
Local Phone Number	844-7637
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000109380
NASDAQ - ALL MARKETS [Member] | Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ZION
Security Exchange Name	NASDAQ
NEW YORK STOCK EXCHANGE, INC. [Member] | Series A Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series A Floating-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZIONP
Security Exchange Name	NASDAQ